INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Disclosure of composition of income tax benefit
	Year ended December 31
	2021	2020	2019
	USD thousands

Current tax expense
Current year	7,220	3,022	4,571

Deferred tax (income)
Creation and reversal of temporary differences	(8,168)	(12,603)	(7,207)

Tax benefit	(948)	(9,581)	(2,636)

Disclosure of domestic and foreign components of income taxes
	Year ended December 31
	2021	2020	2019
	USD thousands

Domestic	4,995	1,661	(639)
US	(961)	(5,646)	(416)
International	(4,982)	(5,596)	(1,581)

Tax Benefit	(948)	(9,581)	(2,636)

Disclosure of effective reconciliation of income taxes by tax rate
	Year ended December 31
	2021	2020	2019
	USD thousands

Profit (Loss) before taxes on income	72,275	(7,442)	3,588

Primary tax rate of the Company	23%	23%	23%

Tax calculated according to the Company’s primary tax rate	16,623	(1,712)	825

Additional tax (tax saving) in respect of:
Non-deductible expenses net of tax exempt income (*)	(6,218)	(2,509)	3,584
Effect of reduced tax rate on preferred income and differences in previous tax assessments	(7,226)	170	(1,433)
Utilization of tax losses from prior years for which deferred taxes were not created	(2,030)	(5,887)	(5,050)
Effect on deferred taxes at a rate different from the primary tax rate	(3,329)	(768)	(873)
Foreign tax rate differential	1,232	1,125	311

Tax benefit	(948)	(9,581)	(2,636)

Effective income tax rate	(1)%	129%	(73)%

(*)	including non- deductible share-based compensation expenses.

Disclosure of deferred tax assets and liabilities
	Intangible Assets and R&D expenses	Employees Compensation	Carryforward Losses	Accrued Expenses	Doubtful Debt	Other	Total
	USD thousands
Balance of deferred tax asset (liability) as of January 1, 2020	(17,090)	3,684	8,435	2,483	4,908	(2,501)	(81)
Business combinations	(4,409)	85	2,330	250	168	530	(1,046)
Changes recognized in profit or Loss	4,626	1,190	3,380	1,723	(1,352)	3,036	12,603
Changes recognized in equity	(162)	4,280	-	-	-	160	4,278
Balance of deferred tax asset (liability) as of December 31, 2020	(17,035)	9,239	14,145	4,456	3,724	1,225	15,754

Business combinations	(1,962)		458				(1,504)
Changes recognized in profit or Loss	13,310	3,861	(4,714)	(3,117)	(623)	(549)	8,168
Changes recognized in equity	100	(1,026)	(54)	1,600	(2)		618
Balance of deferred tax asset (liability) as of December 31, 2021	(5,587)	12,074	9,835	2,939	3,099	676	23,036